Nuveen Core Equity Alpha Fund
Portfolio of Investments March 31, 2023
(Unaudited)
JCE
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.3%   (97.4% of Total Investments)
X 200,251,041 COMMON STOCKS - 99.3% (96.4% of Total Investments)
X 200,251,041
Aerospace & Defense - 1.4%
5,610 General Dynamics Corp $ 1,280,258
250 Lockheed Martin Corp 118,182
3,130 Northrop Grumman Corp 1,445,184
Total Aerospace & Defense 2,843,624
Automobiles - 0.8%
8,060 Tesla Inc (2) 1,672,128
Total Automobiles 1,672,128
Banks - 2.8%
5,125 Bank of America Corp 146,575
35,490 Citigroup Inc 1,664,126
9,710 JPMorgan Chase & Co 1,265,310
37,800 Truist Financial Corp 1,288,980
33,500 US Bancorp 1,207,675
Total Banks 5,572,666
Beverages - 2.1%
20,870 Coca-Cola Co/The 1,294,566
15,710 PepsiCo Inc 2,863,933
Total Beverages 4,158,499
Biotechnology - 0.2%
2,460 AbbVie Inc 392,050
Total Biotechnology 392,050
Broadline Retail - 3.2%
61,950 Amazon.com Inc (2) 6,398,816
Total Broadline Retail 6,398,816
Building Products - 1.2%
20,670 Johnson Controls International plc 1,244,747
6,810 Trane Technologies PLC 1,252,904
Total Building Products 2,497,651
Capital Markets - 1.5%
27,090 Bank of New York Mellon Corp/The 1,230,970
2,000 CME Group Inc 383,040
18,550 Tradeweb Markets Inc, Class A 1,465,821
Total Capital Markets 3,079,831
Chemicals - 0.6%
7,780 Ecolab Inc 1,287,823
Total Chemicals 1,287,823
Commercial Services & Supplies - 2.2%
2,270 Cintas Corp 1,050,283
9,350 Republic Services Inc 1,264,307
29,590 Rollins Inc 1,110,513
6,510 Waste Management Inc 1,062,237
Total Commercial Services & Supplies 4,487,340

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JCE
Shares Description (1) Value
Communications Equipment - 2.0%
52,750 Cisco Systems Inc $ 2,757,506
4,780 Motorola Solutions Inc 1,367,702
Total Communications Equipment 4,125,208
Consumer Finance - 1.0%
12,070 American Express Co 1,990,946
Total Consumer Finance 1,990,946
Consumer Staples Distribution & Retail - 2.1%
49,900 Albertsons Cos Inc, Class A 1,036,922
6,410 BJ's Wholesale Club Holdings Inc (2) 487,609
600 Costco Wholesale Corp 298,122
15,879 Walmart Inc 2,341,358
Total Consumer Staples Distribution & Retail 4,164,011
Containers & Packaging - 0.1%
2,690 Berry Global Group Inc 158,441
Total Containers & Packaging 158,441
Diversified Telecommunication Services - 0.9%
45,880 Verizon Communications Inc 1,784,273
Total Diversified Telecommunication Services 1,784,273
Electric Utilities - 1.4%
21,970 Alliant Energy Corp 1,173,198
13,780 Avangrid Inc 549,546
18,550 Evergy Inc 1,133,776
Total Electric Utilities 2,856,520
Electrical Equipment - 0.6%
25,980 nVent Electric PLC 1,115,581
Total Electrical Equipment 1,115,581
Electronic Equipment, Instruments & Components - 0.3%
5,310 TD SYNNEX Corp 513,955
1,060 Trimble Inc (2) 55,565
Total Electronic Equipment, Instruments & Components 569,520
Energy Equipment & Services - 0.8%
21,400 Baker Hughes Co 617,604
29,940 Halliburton Co 947,302
Total Energy Equipment & Services 1,564,906
Entertainment - 0.2%
590 Live Nation Entertainment Inc (2) 41,300
60 Netflix Inc (2) 20,729
2,930 Walt Disney Co/The (2) 293,381
Total Entertainment 355,410
Financial Services - 4.6%
15,190 Berkshire Hathaway Inc, Class B (2) 4,690,216
27,420 Corebridge Financial Inc 439,268
11,960 Fidelity National Information Services Inc 649,787
11,970 Global Payments Inc 1,259,723
2,061 Mastercard Inc 748,988
7,060 PayPal Holdings Inc (2) 536,136
4,660 Visa Inc, Class A 1,050,644
Total Financial Services 9,374,762

Shares Description (1) Value
Food Products - 1.2%
10,540 Bunge Ltd $ 1,006,781
1,310 Hershey Co/The 333,277
19,210 Tyson Foods Inc, Class A 1,139,537
Total Food Products 2,479,595
Ground Transportation - 1.8%
50,980 CSX Corp 1,526,341
38,430 Schneider National Inc, Class B 1,028,003
5,170 Union Pacific Corp 1,040,514
Total Ground Transportation 3,594,858
Health Care Equipment & Supplies - 3.3%
11,440 Abbott Laboratories 1,158,414
10,740 Dexcom Inc (2) 1,247,773
17,170 Edwards Lifesciences Corp (2) 1,420,474
3,520 IDEXX Laboratories Inc (2) 1,760,282
7,990 Zimmer Biomet Holdings Inc 1,032,308
Total Health Care Equipment & Supplies 6,619,251
Health Care Providers & Services - 4.9%
2,810 Centene Corp (2) 177,620
5,910 Cigna Group/The 1,510,182
9,290 CVS Health Corp 690,340
3,620 Elevance Health Inc 1,664,512
5,280 HCA Inc 1,392,230
1,470 McKesson Corp 523,394
8,120 UnitedHealth Group Inc 3,837,431
Total Health Care Providers & Services 9,795,709
Health Care Technology - 0.2%
12,780 Teladoc Health Inc (2) 331,002
Total Health Care Technology 331,002
Hotels, Restaurants & Leisure - 3.3%
2,920 Airbnb Inc (2) 363,248
11,710 Hilton Worldwide Holdings Inc 1,649,588
9,930 Marriott International Inc/MD, Class A 1,648,777
8,090 McDonald's Corp 2,262,045
3,740 Starbucks Corp 389,446
6,300 Travel + Leisure Co 246,960
Total Hotels, Restaurants & Leisure 6,560,064
Household Products - 1.2%
20,690 Colgate-Palmolive Co 1,554,854
6,380 Procter & Gamble Co/The 948,642
Total Household Products 2,503,496
Insurance - 2.3%
21,970 American International Group Inc 1,106,409
2,160 Aon PLC, Class A 681,026
9,330 F&G Annuities & Life Inc 169,060
6,420 Marsh & McLennan Cos Inc 1,069,251
11,280 Progressive Corp/The 1,613,717
Total Insurance 4,639,463

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JCE
Shares Description (1) Value
Interactive Media & Services - 5.9%
36,660 Alphabet Inc, Class A (2) $ 3,802,742
38,590 Alphabet Inc, Class C (2),(3) 4,013,360
19,460 Meta Platforms Inc (2) 4,124,352
Total Interactive Media & Services 11,940,454
IT Services - 0.0%
370 VeriSign Inc (2) 78,192
Total IT Services 78,192
Life Sciences Tools & Services - 4.2%
7,220 Agilent Technologies Inc 998,815
8,910 Danaher Corp 2,245,676
1,080 Mettler-Toledo International Inc (2) 1,652,627
26,020 Syneos Health Inc (2) 926,832
4,773 Thermo Fisher Scientific Inc 2,751,014
Total Life Sciences Tools & Services 8,574,964
Machinery - 1.1%
7,820 AGCO Corp 1,057,264
19,660 Ingersoll Rand Inc 1,143,819
Total Machinery 2,201,083
Media - 0.6%
32,740 Comcast Corp, Class A 1,241,173
Total Media 1,241,173
Oil, Gas & Consumable Fuels - 4.0%
5,420 Chevron Corp 884,327
17,470 ConocoPhillips 1,733,199
2,800 EOG Resources Inc 320,964
37,580 Exxon Mobil Corp 4,121,023
22,930 HF Sinclair Corp 1,109,353
Total Oil, Gas & Consumable Fuels 8,168,866
Pharmaceuticals - 3.9%
17,970 Bristol-Myers Squibb Co 1,245,501
900 Eli Lilly & Co 309,078
22,180 Johnson & Johnson 3,437,900
5,011 Merck & Co Inc 533,120
56,380 Pfizer Inc 2,300,304
Total Pharmaceuticals 7,825,903
Professional Services - 1.5%
6,980 Automatic Data Processing Inc 1,553,957
1,720 Booz Allen Hamilton Holding Corp 159,427
1,750 KBR Inc 96,338
12,850 Leidos Holdings Inc 1,182,971
Total Professional Services 2,992,693
Retail Reits - 0.6%
59,760 Kimco Realty Corp 1,167,113
Total Retail Reits 1,167,113
Semiconductors & Semiconductor Equipment - 4.2%
1,840 Advanced Micro Devices Inc (2) 180,338
120 Broadcom Inc 76,985
1,230 Enphase Energy Inc (2) 258,645
4,040 Intel Corp 131,987
16,070 Lattice Semiconductor Corp (2) 1,534,685

Shares Description (1) Value
Semiconductors & Semiconductor Equipment (continued)
9,830 NVIDIA Corp $ 2,730,479
16,540 QUALCOMM Inc 2,110,173
13,050 Skyworks Solutions Inc 1,539,639
Total Semiconductors & Semiconductor Equipment 8,562,931
Software - 12.3%
6,640 Adobe Inc (2) 2,558,857
8,930 Cadence Design Systems Inc (2) 1,876,104
24,250 Fortinet Inc (2) 1,611,655
9,760 Manhattan Associates Inc (2) 1,511,336
42,355 Microsoft Corp 12,210,947
11,421 Salesforce Inc (2) 2,281,687
4,440 Synopsys Inc (2) 1,714,950
25,940 Teradata Corp (2) 1,044,863
Total Software 24,810,399
Specialized REITs - 1.3%
5,710 Crown Castle Inc 764,227
5,000 Life Storage Inc 655,450
38,560 VICI Properties Inc 1,257,827
Total Specialized REITs 2,677,504
Specialty Retail - 3.3%
10,240 Home Depot Inc/The 3,022,029
10,320 Lowe's Cos Inc 2,063,690
20,110 TJX Cos Inc/The 1,575,820
Total Specialty Retail 6,661,539
Technology Hardware, Storage & Peripherals - 6.7%
81,788 Apple Inc (3) 13,486,841
Total Technology Hardware, Storage & Peripherals 13,486,841
Textiles, Apparel & Luxury Goods - 1.1%
2,730 Lululemon Athletica Inc (2) 994,239
50,010 VF Corp 1,145,729
Total Textiles, Apparel & Luxury Goods 2,139,968
Trading Companies & Distributors - 0.4%
4,840 WESCO International Inc 747,974
Total Trading Companies & Distributors 747,974
Total Common Stocks (cost $180,196,884) 200,251,041

Nuveen Core Equity Alpha Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JCE
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 2,034,846 EXCHANGE-TRADED FUNDS - 1.0% (1.0% of Total Investments)
X 2,034,846
4,950 iShares Core S&P 500 ETF $ 2,034,846
Total Exchange-Traded Funds (cost $1,850,594) 2,034,846
Total Long-Term Investments (cost $182,047,478) 202,285,887
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.7% (2.6% of Total Investments)
5,487,279 REPURCHASE AGREEMENTS - 2.7% (2.6% of Total Investments)
X 5,487,279
$ 5,487 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$5,487,938, collateralized by $5,798,100, U.S. Treasury
Note, 2.25%, due 11/15/2025, value $5,597,069
1.440% 4/03/23 $ 5,487,279
Total Repurchase Agreements (cost $5,487,279) 5,487,279
Total Short-Term Investments (cost $5,487,279) 5,487,279
Total Investments (cost $ 187,534,757 ) - 103 .0% 207,773,166
Other Assets & Liabilities, Net -  (3.0)%(4) (6,003,979)
Net Assets Applicable to Common Shares - 100% $ 201,769,187
Options Written
Description (5) Type
Number of
Contracts
Notional
Amount (6)
Exercise
Price Expiration Date Value
S&P 500 Index Call (74) $ (30,340,000) $ 4,100 4/21/23 $ (536,130)
S&P 500 Index Call (40) (16,800,000) 4,200 4/21/23 (100,000)
S&P 500 Index Call (33) (13,860,000) 4,200 5/19/23 (211,365)
S&P 500 Index Call (21) (9,030,000) 4,300 5/19/23 (59,640)
Total Options Written (premiums received $458,929) (168) $(70,030,000) $(907,135)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 200,251,041 $ – $ – $ 200,251,041
Exchange-Traded Funds 2,034,846 – – 2,034,846
Investments Purchased with Collateral from
Securities Lending – – – –
Short-Term Investments:
Repurchase Agreements – 5,487,279 – 5,487,279
Investments in Derivatives:
Options Written (907,135) – – (907,135)
Total
$ 201,378,752 $ 5,487,279 $ – $ 206,866,031
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(5) Exchange-traded, unless otherwise noted.
(6) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF Exchange-Traded Fund
S&P Standard & Poor's